Discontinued Operations; Note Receivable (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 18, 2019	Dec. 31, 2020
Asset Purchase Agreement [Member] | Surge Holdings [Member]
Sale of common stock	3,333,333
Consideartion from sale of common stock	$ 5,000,000
Payment of principal	$ 4,000,000
Number of common stock pledged	3,333,333
Purchase and Sale Agreement [Member] | Mr. LightHouse LTD [Member]
Consideartion from sale of common stock		$ 100,000
Impairment charge			$ 100,000